FORM N-23c-3 NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number 811 - 10473
Date of Notification: August 26, 2008

2.	Exact name of investment company as specified in registration statement:
Advantage Advisers Multi-Sector Fund I

3.	Address of principal executive office:
200 Park Avenue, 24th Floor, New York, NY 10166
(Number, Street, City, State, Zip Code)

4.	Check one of the following:

                         A.    ☑    The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

             B.     ☐   The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

                         C.     ☐   The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Bryan McKigney
(Name)
Bryan McKigney
Chief Executive Officer and President
(Title)

August 26, 2008

Dear Advantage Advisers Multi-Sector Fund I Shareholder:

Kilkenny Capital Management, the sub-investment adviser responsible for the Advantage Advisers Multi Sector Fund I (the “ Fund”) separate investment account investing in the healthcare/biotechnology sector, has informed the Fund that it is resigning as sub-investment adviser to the Fund.  The resignation will take effect October 7, 2008, unless extended to a later date.  Kilkenny's resignation is not the result of Fund-specific factors, but rather relates to Kilkenny's decision to liquidate its investment funds generally.  In light of this decision, Kilkenny has determined not to continue as a sub-investment adviser to the Fund.  The Fund has not experienced any sudden shift in investment performance, nor is there any issue of misconduct or impropriety giving rise to the resignation.

Representatives of Kilkenny have assured the Fund and its Board that Kilkenny will continue to provide the same level of service through the end of the term of the sub-investment advisory agreement.  They will work closely with Advantage Advisers, LLC, the Investment Adviser to the Fund, and Fund representatives during this transition period.

The Fund’s Investment Adviser has recommended and the Board has approved in principle the retention of Eden Capital Management as the new sub-adviser for the healthcare/biotechnology sector to replace Kilkenny, subject to approval of an interim sub-advisory agreement with Eden on substantially the same terms as in effect currently.  If approved by the Board, the interim sub-advisory agreement will be in effect from the day that Kilkenny resigns and will continue in effect for a maximum period of 150 days or longer if approved by the Securities and Exchange Commission. The Fund will hold a special meeting of shareholders for the purpose of considering the approval of a sub-advisory agreement with Eden. Employees of Eden currently serve as portfolio managers for the Advantage Advisers Augusta Fund LLC. If the sub-advisory agreement with Eden is not approved by a majority of Fund shareholders prior to the expiration of an interim agreement the Board will consider other alternatives. If the sub-advisory agreement with Eden is approved by a majority of the Fund’s shareholders, it will have an initial term of two years and will be subject thereafter to annual approval by the board of directors of the Fund. The Board has determined that under the circumstances it would be appropriate to increase the amount of the upcoming September quarterly repurchase offer to 25% of the Fund's outstanding shares.

Sincerely,

Advantage Advisers Multi-Sector Fund I

Oppenheimer Asset Management Inc. • 200 Park Avenue • 24th Floor • New York, NY  10166 • 800-620-6726

August 26, 2008

Dear Advantage Advisers Multi-Sector Fund I Shareholder:

Advantage Advisers Multi-Sector Fund I (the “Fund”) offers to repurchase a certain percentage of its shares each quarter.  We want to notify you of your next opportunity to tender your Fund shares for repurchase by the Fund.  Please disregard this notice if you do not want the Fund to repurchase any of your Fund shares.

Until September 17, 2008, you are entitled to request that the Fund repurchase shares you own.  If you wish to do so, you should submit your request through your financial advisor, who can handle all the details for you. Your financial advisor may charge you a fee for this service.  Please note that if the number of shares tendered for repurchase by all Fund shareholders exceeds the number authorized for repurchase, repurchases will be made on a pro rata basis, as more fully described in the attached document.

Page 3 of the attached document contains a Repurchase Request Form.  Your Repurchase Request Form must be received in proper order no later than September 17, 2008 for it to be honored, and your request will be executed at the Fund’s closing net asset value per share on September 19, 2008.  The Repurchase Request Form must be returned to your financial advisor only.  Repurchase Request Forms should NOT be sent directly to the Fund.

You do not need to take any action if you do not want the Fund to repurchase any of your Fund shares.

All requests to repurchase Fund shares must be received by your Financial Advisor in good order by 4:00 p.m. Eastern Standard Time on September 17, 2008.

If you have questions about repurchases of Fund shares, please contact your financial advisor or refer to the enclosed Repurchase Offer that describes the process in detail.

Thank you for your continued confidence in Advantage Advisers Multi-Sector Fund I.

Sincerely,

Bryan McKigney

Oppenheimer Asset Management Inc. • 200 Park Avenue • 24th Floor • New York, NY  10166 • 800-620-6726

August 26, 2008

ADVANTAGE ADVISERS MULTI-SECTOR FUND I
QUARTERLY REPURCHASE OFFER

1.  The Offer.  Advantage Advisers Multi-Sector Fund I (the “Fund”) is offering to repurchase up to twenty-five percent (25%) of the Fund’s shares outstanding as of September 17, 2008, at a share price equal to the Fund’s net asset value per share (“NAV”) on September 19, 2008.  The terms of this offer are described below and in the Fund’s prospectus.  Quarterly repurchase offers are designed to provide you with some liquidity since the Fund is unaware of any secondary market that exists for your shares.

2.  Net Asset Value.  The Fund’s NAV as of the close of business on August 19, 2008 was $19.92 per share.  Since the Fund’s NAV may fluctuate, please contact your financial advisor for the Fund’s latest NAV information.

3.  Repurchase Request Deadline.  The Fund must receive your properly completed Repurchase Request Form on or before September 17, 2008 at 4:00 p.m. Eastern Standard Time (the “Repurchase Request Deadline”).  The Repurchase Request Form must be returned to your financial advisor only.  Repurchase Request Forms should NOT be sent directly to the Fund.  You may withdraw or modify your repurchase request at any time prior to that time.

4.  Repurchase Pricing Date.  The Fund will repurchase shares at NAV as of the close of business on
September 19, 2008 (the “Repurchase Pricing Date”).  Please be aware that the Fund’s NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date.

5.  Payment for Shares Repurchased.  Repurchase proceeds will be credited to your brokerage account no later than September 26, 2008, seven days after the Repurchase Pricing Date.

6.  Increase in Number of Shares Repurchased: Pro Rata Repurchase.  If share repurchase requests exceed the number of shares in the Fund’s repurchase offer, the Fund may (i) repurchase tendered shares on a pro rata basis or (ii) increase the number of shares to be repurchased by up to two percent (2%) of the Fund’s outstanding shares.  If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of shares in the Fund’s expanded offer, the Fund will repurchase tendered shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to fulfill your entire request even if you tender all shares held in your account.  In this event, you may be unable to liquidate some of your investment, and you would have to wait until a later date to tender the shares that the Fund was unable to repurchase.  Until such later date, you would be subject to the risk of fluctuations in the Fund’s NAV.

7.  Withdrawal of Shares to be Repurchased.  You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. Eastern Standard Time on September 17, 2008.

8. Suspensions or Postponement of Repurchase Offer.  The Fund may suspend or postpone this repurchase offer in limited circumstances, and only by vote of a majority of the Fund’s Board of Trustees, including a majority of the independent Trustees.

These circumstances are limited and may include the following:

(a) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(b) any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund’s net assets;

(c) any period for which the Securities and Exchange Commission permits such suspension or postponement by order for the protection of shareholders; or

(d) any period during which the New York Stock Exchange, or any market on which securities owned by the Fund are principally traded, is closed, or during which trading on the New York Stock Exchange or such market is restricted.

You will be notified if the Fund suspends or postpones this repurchase offer, and will be notified again if the Fund resumes its offer.

9.  Tax Consequences.  You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of share repurchases.  Shares tendered pursuant to the Fund’s offer will be treated as a taxable sale of the shares.  Any gain or loss you recognize will generally be treated as a short-term capital gain or loss if you held your shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10.  Documents in Proper Form.  The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests.  The Fund reserves the absolute right to reject any or all repurchase requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund’s counsel, doing so would be unlawful.  The Fund also reserves the absolute right to waive any of the conditions to this repurchase offer or any defect in any repurchase request.  The Fund’s determinations and interpretations of the terms and conditions of this repurchase offer shall be final and binding.  Unless waived, any defects in a repurchase request must be corrected within a time period set by the Fund.  A repurchase request will not be considered eligible until any defects have been corrected or waived.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST.  EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER FUND SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST.  THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND’S PROSPECTUS.

FOR THE FUND’S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND’S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR.

Repurchase Request Form
Advantage Advisers Multi-Sector Fund I

This form must be returned to your financial advisor in proper order on or before September 17, 2008 at 4:00 p.m. Eastern Standard Time if you wish to tender your shares for repurchase by Advantage Advisers Multi-Sector Fund I.  You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. Eastern Standard Time on September 17, 2008.

If you have any questions regarding this form, please contact your financial advisor.

Name and address of registered shareholder(s):

Registered Shareholder:

 _____________________________________________________

Street Address: _________________________________________

City, State and Zip Code: _________________________________

Account Number: _______________________________________

Social Security Number: __________________________________

Daytime Telephone Number:_______________________________

Please provide a phone number where you can be reached if there are any questions about your request.

SECTION I.    SHARE REPURCHASE

I/We request that Advantage Advisers Multi-Sector Fund I repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

A.           ___________ Partial Repurchase:

Please repurchase _______________ shares from my/our account.

Or

Please repurchase $______________ worth of shares from my/our account.

B.           ___ Full Repurchase:

Please repurchase all shares from my/our account.

Kindly note that the Repurchase Request Form must be returned to your Financial Advisor only.
Repurchase Request Forms should NOT be sent directly to the Fund.

SECTION II.     PAYMENT

Proceeds of your tender will be credited to your brokerage account.

SECTION III.    SIGNATURE

Please sign below and note the following important points:

Your signature(s) below must correspond exactly with the name(s) in which the shares are registered.

If the shares are held by two or more joint holders, all must sign.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, and attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:

_________________________________________________________

Date:   __________________

_________________________________________________________

Date:   __________________